RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS - Tax Credits 3 (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Current tax recoverable assets [Abstract]
Income tax - source	$ 931,847		$ 886,598
Offsetable PIS/PASEP/COFINS	78,470		119,057
ICMS recoverable	13,263		48,368
Other	42,627		31,497
Recoverable taxes	1,066,207	R$ 1,066,207	1,085,520	R$ 1,085,520
Noncurrent tax recoverable assets [Abstract]
ICMS recvoerable (a)	1,068,450		1,217,268
PIS/COFINS recoverable (a)	547,205		469,764
Other	19,487		18,382
Recoverable taxes	$ 1,635,142	R$ 1,635,142	$ 1,705,414	R$ 1,705,414